Other investments - Movements in other investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Beginning balance	£ 37	£ 40
Exchange differences	(1)	3
Additions	29	15
Repayments and disposals	(3)	(2)
Fair value adjustment	(4)	(13)
Step acquisitions		(6)
Capitalised interest	1	1
Transfer		(1)
Impairment charged during the year	(2)
Ending balance	57	37
Customers and third parties | Loans
Disclosure of financial assets [line items]
Beginning balance	6	3
Ending balance	6	6
Associates | Loans
Disclosure of financial assets [line items]
Beginning balance	12	7
Ending balance	29	12
Loans
Disclosure of financial assets [line items]
Beginning balance	18	10
Exchange differences	(1)	2
Additions	20	6
Repayments and disposals	(3)	(1)
Fair value adjustment	0	0
Step acquisitions		0
Capitalised interest	1	1
Transfer		0
Impairment charged during the year	0
Ending balance	35	18
Others
Disclosure of financial assets [line items]
Beginning balance	19	30
Exchange differences	0	1
Additions	9	9
Repayments and disposals	0	(1)
Fair value adjustment	(4)	(13)
Step acquisitions		(6)
Capitalised interest	0	0
Transfer		(1)
Impairment charged during the year	(2)
Ending balance	£ 22	£ 19